Financial Instruments - Liquidity Risk Contractual Maturities (Details) - Liquidity Risk - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Remaining contractual maturities [Abstract]
Total non-derivatives	$ 28,797	$ 16,918
Trade and other payables
Remaining contractual maturities [Abstract]
Weighted average contractual interest rate	0.00%	0.00%
Total non-derivatives	$ 24,780	$ 13,541
Lease liabilities
Remaining contractual maturities [Abstract]
Weighted average contractual interest rate	0.00%	0.00%
Total non-derivatives	$ 4,017	$ 3,377
Not later than one year
Remaining contractual maturities [Abstract]
Total non-derivatives	25,151	13,876
Not later than one year | Trade and other payables
Remaining contractual maturities [Abstract]
Total non-derivatives	24,780	13,541
Not later than one year | Lease liabilities
Remaining contractual maturities [Abstract]
Total non-derivatives	371	335
Later than one year and not later than two years
Remaining contractual maturities [Abstract]
Total non-derivatives	261	326
Later than one year and not later than two years | Trade and other payables
Remaining contractual maturities [Abstract]
Total non-derivatives	0	0
Later than one year and not later than two years | Lease liabilities
Remaining contractual maturities [Abstract]
Total non-derivatives	261	326
Later than two years and not later than five years
Remaining contractual maturities [Abstract]
Total non-derivatives	516	446
Later than two years and not later than five years | Trade and other payables
Remaining contractual maturities [Abstract]
Total non-derivatives	0	0
Later than two years and not later than five years | Lease liabilities
Remaining contractual maturities [Abstract]
Total non-derivatives	516	446
Later than five years
Remaining contractual maturities [Abstract]
Total non-derivatives	2,869	2,270
Later than five years | Trade and other payables
Remaining contractual maturities [Abstract]
Total non-derivatives	0	0
Later than five years | Lease liabilities
Remaining contractual maturities [Abstract]
Total non-derivatives	$ 2,869	$ 2,270